Notes to Profit or Loss - Personnel Expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) Employees	Dec. 31, 2017 EUR (€) Employees	Dec. 31, 2016 EUR (€) Employees	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Disclosure of personnel expense [line items]
Treasury shares | €	€ 10,398,773	€ 11,826,981	€ 14,648,212	€ 15,827,946	€ 14,251,962	€ 6,418,018	€ 3,594,393	€ 1,756,841	€ 9,774
Average number of employees	327	344	354
Number of employees	329	326	345
Costs for defined-contribution plans | €	€ 700,000	€ 600,000	€ 500,000
Unallocated employees [member]
Disclosure of personnel expense [line items]
Number of employees	71	60	54
Personnel expenses [member]
Disclosure of personnel expense [line items]
Treasury shares | €	€ 2,100,000
Research and development [member]
Disclosure of personnel expense [line items]
Number of employees	246	253	280
Selling Expenses [member]
Disclosure of personnel expense [line items]
Number of employees	21	14	12
General and administrative [member]
Disclosure of personnel expense [line items]
Number of employees	62	59	53
Proprietary development segment [member]
Disclosure of personnel expense [line items]
Number of employees	209	161	135
Partnered discovery segment [member]
Disclosure of personnel expense [line items]
Number of employees	49	105	156